CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

4. CONCENTRATION OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and trade receivables. The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

Trade receivables included in the Company’s receivable balance are $45,420 as of December 31, 2024 (September 30, 2024 - $26,873). For the three months ended December 31, 2024 and 2023, the Company had one significant customer that accounted for approximately 100% and 62%, respectively, of our total oil and natural gas revenues. The Company routinely assesses the financial strength of its customers. The non-trade receivable balance consists of goods and services tax (“GST”) recoverable of $16,843 (September 30, 2024 - $18,060). GST recoverable is due from the Canadian Government. It is management’s opinion that the Company is not exposed to significant credit risk. During the three months ended December 31, 2024, the Company recognized $nil (2023 - $9,587) in credit losses on its receivables.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2024

(UNAUDITED)

4. CONCENTRATION OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and trade receivables. The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

Trade receivables included in the Company’s receivable balance are $26,873 as of September 30, 2024 (September 30, 2023 - $73,021). For the years ended September 30, 2024 and 2023, we had two significant customers that accounted for approximately 100% and 99%, respectively, of our total oil, and natural gas revenues. The Company routinely assesses the financial strength of its customers. The non-trade receivable balance consists of goods and services tax (“GST”) recoverable of $18,060 (September 30, 2023 - $5,420). GST recoverable is due from the Canadian Government. It is management’s opinion that the Company is not exposed to significant credit risk. During the year ended September 30, 2024, the Company recognized $9,587 (2023 - $nil) in credit losses on its other receivables.